SHAREHOLDERS' EQUITY - Stock Option Exercise Price Ranges (Details)	Dec. 31, 2018 CAD ($) year shares	Dec. 31, 2017 CAD ($) shares	Dec. 31, 2016 CAD ($) shares
Minimum
Options (in shares) | shares	1,551,875	1,400,000	1,800,000
Weighted Average Remaining Contractual Life (years) | year	6.83
Weighted average exercise price, options outstanding (in dollars per share)	$ 31.02	$ 27.23	$ 25.28
Options exercisable (in shares) | shares	642,375	800,000
Weighted average exercise price, options exercisable (in dollars per share)	$ 23.84	$ 25.03
$6.50–$10.00
Minimum
Options (in shares) | shares	58,000
Weighted Average Remaining Contractual Life (years) | year	3.09
Weighted average exercise price, options outstanding (in dollars per share)	$ 9.96
Options exercisable (in shares) | shares	58,000
Weighted average exercise price, options exercisable (in dollars per share)	$ 9.96
$10.01–$15.00
Minimum
Options (in shares) | shares	87,362
Weighted Average Remaining Contractual Life (years) | year	1.93
Weighted average exercise price, options outstanding (in dollars per share)	$ 14.40
Options exercisable (in shares) | shares	87,362
Weighted average exercise price, options exercisable (in dollars per share)	$ 14.40
$15.01–$20.00
Minimum
Options (in shares) | shares	88,210
Weighted Average Remaining Contractual Life (years) | year	1.25
Weighted average exercise price, options outstanding (in dollars per share)	$ 18.00
Options exercisable (in shares) | shares	88,210
Weighted average exercise price, options exercisable (in dollars per share)	$ 18.00
$20.01–$25.00
Minimum
Options (in shares) | shares	8,107
Weighted Average Remaining Contractual Life (years) | year	5.45
Weighted average exercise price, options outstanding (in dollars per share)	$ 21.44
Options exercisable (in shares) | shares	8,107
Weighted average exercise price, options exercisable (in dollars per share)	$ 21.44
$25.01–$30.00
Minimum
Options (in shares) | shares	379,000
Weighted Average Remaining Contractual Life (years) | year	6.58
Weighted average exercise price, options outstanding (in dollars per share)	$ 27.13
Options exercisable (in shares) | shares	189,000
Weighted average exercise price, options exercisable (in dollars per share)	$ 27.05
$30.01–$35.00
Minimum
Options (in shares) | shares	406,196
Weighted Average Remaining Contractual Life (years) | year	6.31
Weighted average exercise price, options outstanding (in dollars per share)	$ 32.52
Options exercisable (in shares) | shares	211,696
Weighted average exercise price, options exercisable (in dollars per share)	$ 31.19
$35.01–$40.00
Minimum
Range of Exercise Prices (C $)	$ 40.00
Options (in shares) | shares	335,000
Weighted Average Remaining Contractual Life (years) | year	9.87
Weighted average exercise price, options outstanding (in dollars per share)	$ 36.56
Options exercisable (in shares) | shares	0
Weighted average exercise price, options exercisable (in dollars per share)	$ 0.00
$45.01–$50.00
Minimum
Range of Exercise Prices (C $)	$ 50.00
Options (in shares) | shares	190,000
Weighted Average Remaining Contractual Life (years) | year	9.11
Weighted average exercise price, options outstanding (in dollars per share)	$ 46.35
Options exercisable (in shares) | shares	0
Weighted average exercise price, options exercisable (in dollars per share)	$ 0.00
Minimum | $6.50–$10.00
Minimum
Range of Exercise Prices (C $)	6.50
Minimum | $10.01–$15.00
Minimum
Range of Exercise Prices (C $)	10.01
Minimum | $15.01–$20.00
Minimum
Range of Exercise Prices (C $)	15.01
Minimum | $20.01–$25.00
Minimum
Range of Exercise Prices (C $)	20.01
Minimum | $25.01–$30.00
Minimum
Range of Exercise Prices (C $)	25.01
Minimum | $30.01–$35.00
Minimum
Range of Exercise Prices (C $)	30.01
Minimum | $35.01–$40.00
Minimum
Range of Exercise Prices (C $)	35.01
Minimum | $45.01–$50.00
Minimum
Range of Exercise Prices (C $)	45.01
Maximum | $6.50–$10.00
Minimum
Range of Exercise Prices (C $)	10.00
Maximum | $10.01–$15.00
Minimum
Range of Exercise Prices (C $)	15.00
Maximum | $15.01–$20.00
Minimum
Range of Exercise Prices (C $)	20.00
Maximum | $20.01–$25.00
Minimum
Range of Exercise Prices (C $)	25.00
Maximum | $25.01–$30.00
Minimum
Range of Exercise Prices (C $)	30.00
Maximum | $30.01–$35.00
Minimum
Range of Exercise Prices (C $)	$ 35.00